SHARE CAPITAL (Detail) - Fair Values of Non-Employee Stock Options - USD ($)	6 Months Ended
	Oct. 31, 2015	Oct. 31, 2014
Equity [Abstract]
Fair value of non-employee options, beginning of the period	$ 116,615	$ 68,859
Fair value of non-employee options, at vesting	40,178	51,809
Change in fair value of non-employee stock options during the period	5,749	(28,247)
Fair value of non-employee options, end of the period	$ 162,542	$ 92,421